ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Sep. 30, 2024
NetClass HK
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
WFOE
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
Shanghai Netwide
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass China
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass Management
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass HR
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass Education
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass Training
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
Netclass International Limited
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	100.00%
NetClass Singapore
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of direct/indirect Economic Ownership	60.00%